Other Accounts Payable (Details) - Schedule of other accounts payable - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Accounts payable [Abstract]
Employees and authorities	$ 1,050	$ 770
Contingent liability	695	262
Others	286	214
Total	$ 2,031	$ 1,246